Significant Accounting Policies (Details) - Schedule of assets measured at fair value - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement using input Level 2 [Member]
Significant Accounting Policies (Details) - Schedule of assets measured at fair value [Line Items]
Derivative instruments	$ 109	$ 188